Property, plant, and equipment	12 Months Ended
Dec. 31, 2023
Property, plant, and equipment
Property, plant, and equipment

Note 5. Property, plant, and equipment

	January 1,				December 31,
(in thousands of euros)	2023	Increases	Decreases	Others	2023
Land	172	—	—	—	172
Buildings	3,470	—	—	—	3,470
Technical facilities, equipment and tooling	5,457	210	(87)	24	5,604
Other property, plant and equipment	1,519	38	(44)	24	1,536
Property, plant and equipment in progress	65	98	—	(48)	115
Right of use	5,259	3,731	—	(46)	8,943
Property, plant and equipment, gross	15,941	4,076	(131)	(46)	19,840
Depreciation and impairment of buildings	(2,104)	(182)	—	—	(2,286)
Depreciation and impairment of technical facilities, equipment and tooling	(4,446)	(317)	86	—	(4,676)
Depreciation and impairment of other property, plant and equipment	(1,216)	(99)	44	—	(1,271)
Depreciation and impairment of right of use	(790)	(1,681)	0	(8)	(2,480)
Depreciation and impairment	(8,555)	(2,280)	130	(8)	(10,714)
Property, plant and equipment, net	7,386	1,797	(1)	(55)	9,125

In 2023, the gross value of property, plant and equipment increased by €3.9 million mainly due to the recognition of the new right of use related to the Fibroscans lease agreement for €3.7 million.

	January 1,				December 31,
(in thousands of euros)	2022	Increases	Decreases	Others	2022
Land	172	—	—	—	172
Buildings	3,407	86	(23)	—	3,470
Technical facilities, equipment and tooling	5,118	357	(18)	—	5,457
Other property, plant and equipment	1,422	97	—	—	1,519
Property, plant and equipment in progress	59	5	—	—	65
Right of use	143	5,109	—	7	5,259
Property, plant and equipment, gross	10,321	5,655	(41)	7	15,941
Depreciation and impairment of buildings	(1,931)	(196)	23	—	(2,104)
Depreciation and impairment of technical facilities, equipment and tooling	(4,091)	(355)	1	—	(4,446)
Depreciation and impairment of other property, plant and equipment	(1,087)	(128)	—	—	(1,216)
Depreciation and impairment of right of use	(14)	(776)	—	(0)	(790)
Depreciation and impairment	(7,124)	(1,455)	24	(0)	(8,555)
Property, plant and equipment, net	3,196	4,200	(17)	7	7,385

Changes during the period 2022 mainly correspond to the recognition of rights of use assets, notably the Fibroscans equipment leases for €5.1 million.

	January 1,				December 31,
(in thousands of euros)	2021	Increases	Decreases	Others	2021
Land	172	—	—	—	172
Buildings	3,407	—	—	—	3,407
Technical facilities, equipment and tooling	4,856	336	(75)	—	5,118
Other property, plant and equipment	1,203	223	(4)	—	1,422
Property, plant and equipment in progress	137	59	—	(137)	59
Right of use	34	143	(34)	—	143
Property, plant and equipment, gross	9,810	761	(113)	(137)	10,321
Depreciation and impairment of buildings	(1,737)	(194)	—	—	(1,931)
Depreciation and impairment of technical facilities, equipment and tooling	(3,782)	(384)	75	—	(4,091)
Depreciation and impairment of other property, plant and equipment	(976)	(116)	4	—	(1,087)
Depreciation and impairment of right of use	(33)	(16)	34	—	(14)
Depreciation and impairment	(6,528)	(709)	113	(137)	(7,124)
Property, plant and equipment, net	3,282	52	—	(274)	3,196

Changes during the period 2021 mainly correspond to acquisition of technical facilities, equipment, and tools for €0.3 million and acquisition of other property, plant and equipment for €0.2 million, offset by depreciation expenses for €0.7 million.

On September 21, 2021, the Company entered into a Fibroscans lease agreement with Echosens to equip the open clinical trial centers for the Phase III clinical study evaluating lanifibranor in NASH patients.

In the absence of any indication of impairment, no impairment tests have been performed on amortizable tangible assets and right of use in the years ended December 31, 2021, 2022 and 2023.